DISPOSAL OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2025
DISPOSAL OF A SUBSIDIARY
DISPOSAL OF A SUBSIDIARY

37.DISPOSAL OF A SUBSIDIARY

On October 31, 2023, the Group entered into a sale agreement to dispose of JAPAN HAI Co., Ltd, which was incorporated on September 15, 2023 and primarily engages in hotel management and operation and holds the license for developing hot springs in Japan. Prior to the incorporation of JAPAN HAI Co., Ltd, such hotel business and license were directly held by the Group’s subsidiary Haidilao Japan Co., Ltd. The disposal was completed on October 31, 2023, on which date control of JAPAN HAI Co., Ltd passed to the acquirer.

The net assets of JAPAN HAI Co., Ltd, at the date of disposal were as follows:

2023
USD’000
Non-current assets
Property, plant and equipment	13,840
Intangible assets	9
Deposit	29
Current assets
Trade and other receivables and prepayments	4,681
Current liabilities
Trade payables	(3)
Other payables	(562)
Net assets disposed off	17,994
Consideration received and net cash inflow arising on disposal
Cash	17,389
Loss on disposal
Consideration received	17,389
Net assets derecognized	(17,994)
Loss on disposal	605

The loss on disposal is included in the profit for the year recorded under “Other gains (losses) — net”.

Impact of disposal on the results of the Group

The hotel business of JAPAN HAI Co., Ltd, which was held under Haidilao Japan Co., Ltd before September 15, 2023, contributed loss of USD1,319,000 for the year ended December 31, 2023. The impact to the Group’s profit (loss) for the year is not material.